Defined benefit obligations	12 Months Ended
Dec. 31, 2022
Disclosure of information about defined benefit plans [abstract]
Defined benefit obligations
17. Defined benefit obligations
The following table provides information on the amounts recognized in the balance sheet:

TCHF	December 31, 2022	December 31, 2021
Present value of pension benefit obligation	4,044	4,496
Fair value of pension plan assets	(3,494)	(2,946)

Net pension defined benefit obligation	550	1,550
Present value of other benefit obligations	1,222	1,243

Total defined benefit obligations	1,772	2,793

17.1 Defined benefit plan
Swiss pension plans need to be administered by a separate pension fund that is legally separated from the entity. The law prescribes certain minimum benefits. The pension plans of the employees of the parent entity and its Swiss subsidiaries are carried out by collective funds with Swiss Life Collective Foundation and Caisse Inter-Entreprises de Prévoyance Professionnelle. Under the pension plans, the employees are entitled to retirement benefits and risk insurance for death and disability.
In accordance with IAS 19, the above-mentioned pension plans are classified as defined benefit plans. The pension plans are described in detail in the corresponding statutes and regulations. The contributions of employers and employees, in general, are defined in percentages of the insured salary. The retirement pension is calculated based on the old-age
credit balance on retirement multiplied by the fixed conversion rate. The employee has the option to withdraw the capital at once. The death and disability pensions are defined as percentage of the insured salary. The assets are invested directly with the corresponding pension funds.
The pension funds can change their financing system (contributions and future payments) at any time. Also, when there is a deficit which cannot be eliminated through other measures, the pension funds can oblige the entity to pay a restructuring contribution. For the pension funds of the Group such a deficit currently cannot occur as the plans are fully reinsured. However, the pension funds could cancel the contracts and the entities of the Group would have to join another pension fund.
In the current and comparative periods no plan amendments, curtailments or settlements occurred.
The fully reinsured pension funds have concluded insurance contracts to cover the biometric and investment risk. The board of each pension fund is responsible for the investment of assets and the investment strategies are defined in a way that the benefits can be paid out on due date.

The actuarial valuations of plan assets and the present value of the defined benefit obligation were carried out on December 31, 2022. The present value of the defined benefit obligation, and the related current service cost and past service cost, were measured using the projected unit credit method.
Amounts recognized in profit or loss in respect of these defined benefit plans were as follows:

TCHF	2022	2021
Current service cost	207	132
Net interest expense	4	2
Administration cost excl. cost for managing plan assets	23	11

Expense recognized in profit or loss	234	145

Amounts recognized in other comprehensive income in respect of these defined benefit plans were as follows:

TCHF	2022	2021
Remeasurement (gain)/loss on defined benefit obligation due to changes in financial assumptions	(1,150)	(39)
due to changes in experience adjustments	156	(166)
Return on plan assets excl. interest income	52	24

(Income) recognized in other comprehensive income	(942)	(181)

Movements in the present value of the defined benefit obligation were as follows:

TCHF	2022	2021
Opening defined benefit obligation	4,496	-
Current service cost	240	132
Past service cost	(33)	—
Interest expense on defined benefit obligation	13	6
Contributions from plan participants	129	54
Benefits (paid)/deposited	193	(640)
Remeasurement (gain)/loss due to changes in financial assumptions	(1,150)	(39)
Remeasurement (gain)/loss due to changes in experience adjustments	156	(166)
Acquired through business combinations	—	5,149

Closing defined benefit obligation	4,044	4,496

Movements in the present value of the plan assets in the current period were as follows:

TCHF	2022	2021
Opening fair value of plan assets	2,946	—
Interest income on plan assets	9	4
Return on plan assets excluding interest income	(52)	(24)
Contributions from the employer	292	121
Contributions from plan participants	129	54
Benefits (paid)/deposited	193	(640)
Administration cost	(23)	(11)
Acquisition through business combination	—	3,442

Closing fair value of plan assets	3,494	2,946

The respective insurance companies provide reinsurance of these assets and bear all market risk on these assets.
The actual return on plan assets was
TCHF (43) (2021: TCHF (20))
.
Principal assumptions used for the purposes of the actuarial valuations were as follows:

TCHF	2022	2021
Discount rates	2.15%	0.30%
Expected rates of salary increase	1.50%	1.50%
The following sensitivity analyses based on the principal assumptions have been undertaken based on reasonably possible changes to the assumptions occurring at the end of the reporting period:

•	A 25 basis points increase (decrease) in the discount rate, holding all other assumptions constant, would result in a 3.5% decrease (3.7% increase) in the defined benefit obligation.

•	If the expected salary growth were to increase (decrease) by 0.25%, and all other assumptions remained constant, the defined benefit obligation would increase by 1.1% (decrease by 1.1%).
The average duration of the defined benefit obligation at the end of the reporting period was 14.4 years (2021: 17.5 years).
The Group expects to make contributions of
TCHF 299
to the defined benefit plans during the next financial year.
17.2 Other employee benefits
The obligations for other employee benefits mainly consist of end of service indemnities, which do not have the character of pensions, and are classified as a defined benefit plan in accordance with IAS 19.